J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 28, 2024

to the current Summary Prospectus and Prospectus

Effective March 31, 2024, the information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jack Featherby	2023	Executive Director
Sara Bellenda	2021	Executive Director
Yazann Romahi	2021	Managing Director
Fred Barasi	2024	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Climate Change Solutions ETF” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Climate Change Solutions ETF

The portfolio management team utilizes a team-based approach to manage the Fund and is comprised of Jack Featherby, Sara Bellenda, Yazann Romahi and Fred Barasi. Mr. Romahi, Managing Director and CFA charterholder, has been the Chief Investment Officer of JPMIM’s Quantitative Solutions group since 2016. An employee of JPMIM since 2003 and portfolio manager of the Fund since its inception, Mr. Romahi is responsible for the identifying the investable universe for the Fund using the adviser’s proprietary investment system in consultation with the adviser’s sustainable investment team. Mr. Featherby, Executive Director, Ms. Bellenda, Executive Director, and Mr. Barasi, Managing Director, are responsible for day-to-day security selection for the Fund and portfolio construction including establishing general risk and target weights in consultation with Mr. Romahi. An employee of JPMIM since 2018 and a portfolio manager of the Fund since December 31, 2023, Mr. Featherby is a portfolio manager within JPMIM’s International Equity Group. An Employee of JPMIM since 2017, Ms. Bellenda is also a portfolio manager within JPMIM’s International Equity Group and portfolio manager of the Fund since inception. An employee since 2017 and a portfolio manager for the Fund since March 31, 2024, Mr. Barasi serves as an analyst within JPMIM’s International Equity Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-CCSETF-PM-0224

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 28, 2024

to the current Statement of Additional Information

Effective March 31, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Climate Change Solutions ETF
Jack Featherby	0	$0	1	$351,790	2	$1,082,847
Sara Bellenda	2	23,279	15	376,172	0	0
Yazann Romahi	10	5,176,019	11	2,419,126	7	643,513
Fred Barasi	1	22,253	3	44,479	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Climate Change Solutions ETF
Jack Featherby	0	$0	0	$0	0	$0
Sara Bellenda	0	0	0	0	0	0
Yazann Romahi	0	0	0	0	1	308,372
Fred Barasi	0	0	0	0	0	0

In addition, effective March 31, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Climate Change Solutions ETF
Jack Featherby	X
Sara Bellenda	X
Yazann Romahi	X
Fred Barasi	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-CCSETF-PM-0224